Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Forecasted Cash Flows for Inflation Risk - Interest rate risk [member] - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Hedged item Inflows [Member]
Hedged item
Forecasted cash flows for inflation risk	$ 541,904	$ 3,214,546
Hedged item Inflows [Member] | Demand [Member]
Hedged item
Forecasted cash flows for inflation risk
Hedged item Inflows [Member] | Up to 1 month [Member]
Hedged item
Forecasted cash flows for inflation risk	23,515	112,209
Hedged item Inflows [Member] | Between 1 and 3 months [Member]
Hedged item
Forecasted cash flows for inflation risk	91,152	410,507
Hedged item Inflows [Member] | Between 3 and 12 months [Member]
Hedged item
Forecasted cash flows for inflation risk	302,604	397,542
Hedged item Inflows [Member] | Between 1 and 3 years [Member]
Hedged item
Forecasted cash flows for inflation risk	72,206	1,197,961
Hedged item Inflows [Member] | Between 3 and 5 years [Member]
Hedged item
Forecasted cash flows for inflation risk	19,206	393,717
Hedged item Inflows [Member] | More than 5 years [Member]
Hedged item
Forecasted cash flows for inflation risk	33,221	702,610
Hedged item Outflows [Member]
Hedged item
Forecasted cash flows for inflation risk	(1,883,022)	(259,168)
Hedged item Outflows [Member] | Demand [Member]
Hedged item
Forecasted cash flows for inflation risk
Hedged item Outflows [Member] | Up to 1 month [Member]
Hedged item
Forecasted cash flows for inflation risk	(78,300)	(10,882)
Hedged item Outflows [Member] | Between 1 and 3 months [Member]
Hedged item
Forecasted cash flows for inflation risk	(379,379)	(24,505)
Hedged item Outflows [Member] | Between 3 and 12 months [Member]
Hedged item
Forecasted cash flows for inflation risk	(784,238)	(20,551)
Hedged item Outflows [Member] | Between 1 and 3 years [Member]
Hedged item
Forecasted cash flows for inflation risk	(552,738)	(98,565)
Hedged item Outflows [Member] | Between 3 and 5 years [Member]
Hedged item
Forecasted cash flows for inflation risk	(49,350)	(52,368)
Hedged item Outflows [Member] | More than 5 years [Member]
Hedged item
Forecasted cash flows for inflation risk	(39,017)	(52,297)
Hedged item Net flows [Member]
Hedged item
Forecasted cash flows for inflation risk	(1,341,118)	2,955,378
Hedged item Net flows [Member] | Demand [Member]
Hedged item
Forecasted cash flows for inflation risk
Hedged item Net flows [Member] | Up to 1 month [Member]
Hedged item
Forecasted cash flows for inflation risk	(54,785)	101,327
Hedged item Net flows [Member] | Between 1 and 3 months [Member]
Hedged item
Forecasted cash flows for inflation risk	(288,227)	386,002
Hedged item Net flows [Member] | Between 3 and 12 months [Member]
Hedged item
Forecasted cash flows for inflation risk	(481,634)	376,991
Hedged item Net flows [Member] | Between 1 and 3 years [Member]
Hedged item
Forecasted cash flows for inflation risk	(480,532)	1,099,396
Hedged item Net flows [Member] | Between 3 and 5 years [Member]
Hedged item
Forecasted cash flows for inflation risk	(30,144)	341,349
Hedged item Net flows [Member] | More than 5 years [Member]
Hedged item
Forecasted cash flows for inflation risk	(5,796)	650,313
Hedging instrument Inflows [Member]
Hedged item
Forecasted cash flows for inflation risk	1,883,022	259,168
Hedging instrument Inflows [Member] | Demand [Member]
Hedged item
Forecasted cash flows for inflation risk
Hedging instrument Inflows [Member] | Up to 1 month [Member]
Hedged item
Forecasted cash flows for inflation risk	78,300	10,882
Hedging instrument Inflows [Member] | Between 1 and 3 months [Member]
Hedged item
Forecasted cash flows for inflation risk	379,379	24,505
Hedging instrument Inflows [Member] | Between 3 and 12 months [Member]
Hedged item
Forecasted cash flows for inflation risk	784,238	20,551
Hedging instrument Inflows [Member] | Between 1 and 3 years [Member]
Hedged item
Forecasted cash flows for inflation risk	552,738	98,565
Hedging instrument Inflows [Member] | Between 3 and 5 years [Member]
Hedged item
Forecasted cash flows for inflation risk	49,350	52,368
Hedging instrument Inflows [Member] | More than 5 years [Member]
Hedged item
Forecasted cash flows for inflation risk	39,017	52,297
Hedging instrument Outflows [Member]
Hedged item
Forecasted cash flows for inflation risk	(541,904)	(3,214,546)
Hedging instrument Outflows [Member] | Demand [Member]
Hedged item
Forecasted cash flows for inflation risk
Hedging instrument Outflows [Member] | Up to 1 month [Member]
Hedged item
Forecasted cash flows for inflation risk	(23,515)	(112,209)
Hedging instrument Outflows [Member] | Between 1 and 3 months [Member]
Hedged item
Forecasted cash flows for inflation risk	(91,152)	(410,507)
Hedging instrument Outflows [Member] | Between 3 and 12 months [Member]
Hedged item
Forecasted cash flows for inflation risk	(302,604)	(397,542)
Hedging instrument Outflows [Member] | Between 1 and 3 years [Member]
Hedged item
Forecasted cash flows for inflation risk	(72,206)	(1,197,961)
Hedging instrument Outflows [Member] | Between 3 and 5 years [Member]
Hedged item
Forecasted cash flows for inflation risk	(19,206)	(393,717)
Hedging instrument Outflows [Member] | More than 5 years [Member]
Hedged item
Forecasted cash flows for inflation risk	(33,221)	(702,610)
Hedging instrument Net flows [Member]
Hedged item
Forecasted cash flows for inflation risk	1,341,118	(2,955,378)
Hedging instrument Net flows [Member] | Demand [Member]
Hedged item
Forecasted cash flows for inflation risk
Hedging instrument Net flows [Member] | Up to 1 month [Member]
Hedged item
Forecasted cash flows for inflation risk	54,785	(101,327)
Hedging instrument Net flows [Member] | Between 1 and 3 months [Member]
Hedged item
Forecasted cash flows for inflation risk	288,227	(386,002)
Hedging instrument Net flows [Member] | Between 3 and 12 months [Member]
Hedged item
Forecasted cash flows for inflation risk	481,634	(376,991)
Hedging instrument Net flows [Member] | Between 1 and 3 years [Member]
Hedged item
Forecasted cash flows for inflation risk	480,532	(1,099,396)
Hedging instrument Net flows [Member] | Between 3 and 5 years [Member]
Hedged item
Forecasted cash flows for inflation risk	30,144	(341,349)
Hedging instrument Net flows [Member] | More than 5 years [Member]
Hedged item
Forecasted cash flows for inflation risk	$ 5,796	$ (650,313)